Securities (Tables)	12 Months Ended
Jun. 30, 2018
Securities [Abstract]
Schedule of gross unrealized or unrecognized gains and losses
	2018
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$48	$-	$-	$48

Held-to-maturity Securities
Agency mortgage-backed: residential	$1,002	$19	$23	$998

	2017
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$70	$1	$-	$71

Held-to-maturity Securities
Agency mortgage-backed: residential	$1.487	$45	$9	$1.523